Corporate and Group Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Corporate Information [Line Items]
Reverse share split	0.11059896
Par value per share (in Dollars per share) | $ / shares	$ 0.0001
Conversion ratio	1
Losses from operations	$ (76,344,202)	$ (7,395,611)	$ (3,416,684)
Negative working capital	15,270,853
Net operating cash outflow	(10,212,070)	(1,424,482)	$ (760,106)
Accumulated deficit	(117,208,018)	$ (32,203,326)
Unrecognized revenue	5,900,000
Promissory notes issued	1,200,000
Long-term financing from financial institutions	$ 3,870,124
TNL Mediagene Inc. [Member]
Corporate Information [Line Items]
Reverse share split	0.11059896
Class B Shares [Member]
Corporate Information [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.0001
Class A Shares [Member]
Corporate Information [Line Items]
Par value per share (in Dollars per share) | $ / shares	0.0001
Ordinary Shares [Member]
Corporate Information [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.0001
Conversion ratio	1
Blue Ocean Warrant [Member]
Corporate Information [Line Items]
Conversion ratio	1